Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 29, 2011
High Yield Bond (Prospectus Summary) | High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	High Yield Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment goal of the SunAmerica High Yield Bond Fund (the "High Yield Bond
Fund" or the "Fund") is a high level of total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 27 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 87 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy and Techniques of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's principal investment strategy is fixed income investing. The strategy of "fixed income investing" in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant - particularly with respect to the issuers of high-yield, high-risk bonds - the strength of the underlying issuer.

The principal investment technique of the Fund is active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's or below BBB by Standard & Poor's or determined to be of comparable quality by the investment adviser) without regard to the maturities of such securities. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in such securities.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Interest Rate Fluctuations. Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, bond prices typically fall and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Bond Market Volatility. The bond markets as a whole could go up or down
(sometimes dramatically). This could affect the value of the securities in the
Fund's portfolio.

Credit Risk. The Fund will invest in bonds with various credit ratings. The creditworthiness of the issuer is always a factor in analyzing fixed-income securities. An issuer with a lower credit rating will be more likely than a higher-rated issuer to default or otherwise become unable to honor its financial obligations.

The Fund will invest in "junk bonds," which are considered speculative. While management seeks to diversify the Fund and to engage in a credit analysis of each junk bond issuer in which the Fund invests, junk bonds carry a substantial risk of default or they may already be in default. The market price for junk bonds may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower yielding security, which would decrease the return of the Fund.

Foreign Securities Risk. By investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Call Provisions. Fixed-income securities that contain a call provision or option are subject to the risk that, during periods of falling interest rates, the issuer of a fixed-income security will redeem or "call" such security prior to its maturity. The exercise of a call provision or option may result in the Fund having to reinvest the proceeds in lower yielding securities, which would decrease the return of the Fund.

Illiquidity.Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Securities Selection. A strategy used by the Fund, or securities selected by a portfolio manager, may fail to produce the intended return.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Citigroup High Yield Market Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850 ext. 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Citigroup High Yield Market Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850 ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	HIGH YIELD BOND FUND (Class A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the Bar Chart, the highest return for a quarter was 19.68% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.89% (quarter ended December 31, 2008).

The Fund's cumulative year-to-date return through the most recent calendar quarter ended June 30, 2011 was 4.52%.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
High Yield Bond (Prospectus Summary) | High Yield Bond | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.89%)
High Yield Bond | Citigroup High Yield Market Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup High Yield Market Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.67%
High Yield Bond | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.52%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	607
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,184
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	607
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	885
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,032
Annual Return 2001	rr_AnnualReturn2001	3.57%
Annual Return 2002	rr_AnnualReturn2002	(7.59%)
Annual Return 2003	rr_AnnualReturn2003	31.15%
Annual Return 2004	rr_AnnualReturn2004	15.78%
Annual Return 2005	rr_AnnualReturn2005	7.36%
Annual Return 2006	rr_AnnualReturn2006	12.66%
Annual Return 2007	rr_AnnualReturn2007	0.91%
Annual Return 2008	rr_AnnualReturn2008	(36.50%)
Annual Return 2009	rr_AnnualReturn2009	42.73%
Annual Return 2010	rr_AnnualReturn2010	13.66%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.70%
High Yield Bond | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.85%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.43%
High Yield Bond | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.85%
High Yield Bond | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	2.22%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.01%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	604
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,170
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,170
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.69%
High Yield Bond | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	2.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.01%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,338
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 26-28 of the Prospectus for more information about the CDSCs.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.36%, 2.01% and 2.01%, for Class A, B and C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.